Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accrued Liabilities Current [Abstract]
Accrued Liabilities

NOTE 8—ACCRUED LIABILITIES

As of June 30, 2020 and December 31, 2019, accrued liabilities consisted of the following (in millions):

	June 30,	December 31,
	2020	2019
Interest costs and related debt fees	$8	$8
Accrued natural gas purchases	71	132
Liquefaction Project costs	42	192
Other	27	38
Total accrued liabilities	$148	$370

NOTE 9—ACCRUED LIABILITIES

As of December 31, 2019 and 2018, accrued liabilities consisted of the following (in thousands):

	December 31,
	2019	2018
Interest costs and related debt fees	$7,950	$994
Accrued natural gas purchases	132,148	91,910
Liquefaction Project costs	192,215	46,964
Other	37,667	22,337
Total accrued liabilities	$369,980	$162,205